Exhibit 99.3

EXECUTIVE SUMMARY

THIRD PARTY DUE DILIGENCE REVIEW

Overview

Digital Risk, LLC (“Digital Risk”), a third party due diligence provider, performed the review described below on behalf of its client, Southwest Stage Funding, LLC dba Cascade Financial Services. The review included a total of 350 newly originated residential Construction to Permanent Non-Agency Manufactured Home mortgage loans (the “Loans”) in connection with the securitization identified as CMHAT 2024-MH1

I.	Scope of Review – Servicing Comment Review

“Servicing Notes Review” means that Digital Risk completed a 24 month servicing note review. The servicing notes were provided by Client or a designated counter-party for the time period indicated below, for the items set forth below, and provide a report of summary comments of the issues identified:

•  Loan Number

•  UPB

•  Int Rate

•  Deceased Borrower

•  Lien Issues

•  Litigation

•  Potential Fraud

•  Property Damage

•  Title Issues

•  Default Status

•  REO?

•  Bankruptcy?

•  Foreclosure?

•  Loss/Mit?

•  Interest Paid To (At Servicing Review)

•  Date Last Right Party Contact

•  Reason For Default

•  Current Occupancy

•  Last Inspection Completed

•  First Vacancy Date

•  Comments

•  Future Default Risk

•  Current Balance

•  Current Rate

•  Current PITI

•  Current PI

•  Escrow?

•  Escrow Balance

•  Corp/Servicing Advances

•  FCL Delay Code

•  Current FCL Contested?

•  FCL Sale Scheduled

•  Last FC Date

•  Last FC Stage

•  Foreclosure Initiation Date

•  Foreclosure Sale Held Date

•  Bankruptcy Chapter

•  Latest Filing date

•  Case Number

•  Proof of Claim Filing Date

•  Post-Petition Due Date

•  Loss/Mitigation Type

•  Forbearance Type

•  Forbearance Start Date

•  Forbearance Term

•  Modification New Prin Balance

•  Modification New Rate

•  Modification 1st Payment Date

•  Modification New Maturity Date

•  Modification Reason

•  Modification Forgive Debt (Y/N)

•  Modification Amt Forgiven

•  Modification New Amortization

•  Capitalization Amount

•  REO Status

•  Lien Position

•  Estimated $ of Liens/Encumbrances

•  Evidence of Active Hazard Insurance

•  Evidence of Insurance Policies Paid to Date

•  Age of Loan